Fair Value Measurements (Schedule Of Financial Assets And Liabilities Measured At Fair Value On A Recurring Basis) - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets at fair value	¥ 3,937